Share-based compensation - Summary of Option Issuances (Detail) (Equity Incentive Plan 2014 [Member], USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Equity Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued during the year, Number of Options	693,325	728,750
Options exercised during the year, Number of Options		0
Options outstanding, Number of Options, Ending Balance	728,750	728,750
Options outstanding, Weighted average Exercise Price, Beginning Balance		$ 0
Options issued during the year, Weighted average Exercise Price		$ 0
Options exercised during the year, Weighted average Exercise Price		$ 0
Options outstanding, , Weighted average Exercise Price, Ending Balance	$ 0	$ 0